Average Annual Total Returns{- Fidelity® Diversified International Fund} - 10.31 Fidelity Diversified International Fund K PRO-07 - Fidelity® Diversified International Fund	Fidelity Diversified International Fund-Class K Return Before Taxes Past 1 year	Fidelity Diversified International Fund-Class K Return Before Taxes Past 5 years	Fidelity Diversified International Fund-Class K Return Before Taxes Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	19.07%	9.91%	7.59%	8.02%	7.67%	5.69%